Discontinued Operations and Assets Held For Sale	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Assets Held For Sale

Note 15. Discontinued Operations and Assets Held For Sale

On February 18, 2014, the Company executed the sale of its mobile social application business to InfoMedia. As consideration for the assets and agreements related to the Company’s mobile social application business, the Company received 18 Class B shares of InfoMedia, which represent an 8.25% ownership interest in InfoMedia. Additionally, the Company’s Chief Executive Officer was appointed as a full voting member of InfoMedia’s board of directors and the Company received a number of customary protective rights. The InfoMedia Class B shares are accounted for as a cost-method investment at the carrying amount of $787 and are included in other assets in the consolidated balance sheets as of December 31, 2015 and 2014. During the year ended December 31, 2015, there were no events or changes in circumstances that would indicate that the carrying amount of this investment may no longer be recoverable.
In connection with the sale of its mobile social application business, the Company is required to present the results of the Company’s mobile social application business as discontinued operations in the consolidated statements of operations. The following table represents the components of operating results from discontinued operations, as presented in the consolidated statements of operations:

	As of December 31,
	2015	2014
Revenue	$—	$37
Operating expenses	—	(266)
Operating loss	—	(229)
Non-operating income (expense)	—	20
Loss before taxes on income	—	(209)
Income tax expense	—	(246)
Loss from discontinued operations	$—	$(455)